                          BARR ROSENBERG SERIES Trust

                                  JAPAN SERIES
                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

--------------------------------------------------------------------------------

                                                                November 7, 1996

Fellow shareholders,

    On behalf of all of us at the Rosenberg Group, we welcome the new shareholders who have recently joined us.

    We were pleased to receive a Morningstar 5 Star Rating(1) for three and five years for our U.S. Small Capitalization Fund as of September 30, 1996. In its most recent quarterly report, Lipper Analytical Services(2) rated our U.S. Small Capitalization Fund as number 15 out of 94 small company funds based on average annual return for five years.

    We also received favorable mention in two leading mutual fund newsletters:
Sheldon Jacob's NO-LOAD FUND INVESTOR and Litman & Gregory's NO-LOAD FUND ANALYST. An article in THE NEW YORK TIMES also singled out our International Small Capitalization Fund for favorable mention.

    The institutional shares of the U.S. Small Capitalization and the International Small Capitalization Funds are now available to Investment Advisors through the Schwab Institutional Mutual Fund Marketplace. We will be adding additional distribution channels in the near future.

    We would also like to welcome The BISYS Group, Inc. as a new partner to whom we outsource our mutual fund distribution, administration, fund accounting, transfer agency and other support services. BISYS is the largest independent administrator and distributor of mutual funds in the country. Their industry leadership in technology and their focus on service will help us provide you with the highest quality service.

    The mutual fund industry is a strong and growing market. In two years, it has grown from $2 trillion to over $3.2 trillion. We believe we have the critical strengths which will allow us to participate successfully in this dynamic market. These factors include:

    - Track record

    - Quantitative, systematic approach to investing

    - Effective risk control

    We trust that this report meets your needs. We welcome your comments.

                                          Sincerely,

                                                    [SIG]

                                          Richard L. Saalfeld
                                          President and Chief Executive Officer

--------------

(1)Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1996. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's five year annual returns in excess of the 90-day Treasury returns with appropriate fees adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and 10% receive one star.

(2)Lipper Analytical Services, Inc. is an independent mutual fund's performance monitor. Lipper calculations do not include redemption charges, which, if included would affect results. Past performance is not a guarantee of future results.

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

    - The U.S. Small Capitalization Fund outperformed its benchmark, the Russell 2000, during the quarter ended September 30, 1996. The Fund remains ahead of the Russell 2000 year to date.

    - During the quarter, the Fund benefited from strong performance from financial stocks. Other winning areas included machinery and health stocks. Some of the weaker performers included some electronics and retail stocks.

    - The quarter saw an initial sell-off of the U.S. stock market in July, followed by a recovery from late July continuing through September. The large cap stocks outpaced the broader market as earnings disappointments in small cap stocks led the market to chase larger cap names.

    - The Dow Jones Industrials fell from 5588 to 5377 between July 5 and July 17, 1996. Most of the selling was related to inflation fears and weak earnings of high profile technology companies. The market recovered around mid-July after better than expected earnings were reported from Intel, GE and Ford.

    - Continuing signs of economic growth helped cyclical stocks keep pace with the market. Growth stocks outperformed value stocks as evidenced by the recovery of many technology related stocks. The Russell 1000 Growth Index increased 3.6% for the quarter, while the Russell 1000 Value Index increased 2.9% for the quarter.

                        TABLE 1: U.S. EQUITY PERFORMANCE

                                                                       QUARTER
INDEX                                                                PERFORMANCE    1996 YTD
Dow Jones Industrials                                                      +3.9%        +14.8%
Standard & Poors 500                                                       +2.3%        +11.4%
Morgan Stanley Cyclical                                                    +2.3%        +10.8%
NASDAQ Composite                                                           +3.8%        +16.9%
Russell 2000                                                               +0.3%         +9.4%
U.S. SMALL CAPITALIZATION FUND                                             +1.8%        +14.7%
Russell 1000 Value                                                         +2.9%        +17.9%
Russell 1000 Growth                                                        +3.6%        +21.4%

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK--98.6%
            AIRLINES--0.6%
     1,600  Amtran Inc.*......................................  $    14,000
     5,000  Hudson General Corp...............................      200,000
     2,200  Mesa Air Group Inc.*..............................       20,075
     9,900  Petroleum Helicopter Inc..........................      158,400
                                                                -----------
                                                                    392,475
                                                                -----------
            AUTOS--1.9%
    11,700  Amcast Industrial Corp............................      225,225
    10,400  Augat Inc.........................................      221,000
     1,100  Durakon Industries Inc.*..........................       13,750
     9,100  Excel Industries Inc..............................      154,700
     8,400  Standard Products Co..............................      212,100
    12,700  Stant Corp........................................      136,525
     6,050  Varlen Corp.......................................      134,991
                                                                -----------
                                                                  1,098,291
                                                                -----------
            BANKS--7.9%
     6,840  Albank Financial Corp.............................      196,650
     1,800  American Bancorp Ohio.............................       43,200
     3,100  Broad National Bancorp............................       33,325
     3,900  California State Bank Covina......................       59,475
     2,700  Capitol Bancorp Ltd,..............................       34,425
     1,000  CB Bancshares Inc.................................       27,500
     1,400  Center Banks Inc..................................       19,250
     9,700  Center Financial Corp.............................      243,713
     5,500  Commercial Bank of New York.......................       66,000
     4,000  Corus Bankshares Inc..............................      128,000
     4,200  CPB Inc...........................................      121,800
     4,840  CVB Financial Corp................................       77,440
     9,800  Evergreen Bancorp Inc.............................      144,550
     7,000  First Financial Caribbean Corp....................      150,500
     1,300  First Franklin Corp...............................       18,525
     2,000  First Mortgage Corp.*.............................        9,250
     1,680  First Mutual Savings Bank Bellevue................       24,780
     8,400  First Republic Bancorp*...........................      131,250
     3,630  Foothill Independent Bancorp......................       31,308
     4,200  GBC Bancorp.......................................      116,550
     2,232  Grand Premier Financial...........................       23,157
     2,300  Granite State Bankshares Inc......................       42,837
     5,600  Hancock Holding Co................................      212,800
     2,100  Haverfield Corp...................................       39,900
     3,000  Hawthorne Financial Corp.*........................       21,750
     8,000  Hoenig Group Inc..................................       32,000
     3,000  Home Fed Bancorp..................................       87,750
     2,236  Imperial Bancorp..................................       65,962
     1,000  Iroquois Bancorp Inc..............................       15,500
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            BANKS (CONTINUED)
     9,100  JSB Financial Inc.................................  $   328,737
     4,700  Lawrence Savings Bank*............................       31,725
     8,400  Mainstreet Bankgroup Inc..........................      155,400
    12,700  Magna Bancorp.....................................      250,825
     6,500  Medford Savings Bank..............................      151,125
       500  MidConn Bank......................................        9,500
     9,300  New York Bancorp Inc..............................      294,113
     5,900  Newmil Bancorp Inc................................       42,038
     5,500  North Side Savings Bank...........................      265,375
     1,050  Northrim Bank of Alaska...........................        9,188
     1,000  Peoples Savings Financial Corp....................       28,500
     6,100  Poncebank.........................................      141,063
     1,000  Progressive Bank Inc..............................       31,500
       500  Quaker CityBancorp Inc.*..........................        7,250
     1,000  Republic Bancshares Inc.*.........................       12,875
     2,100  Sandwich Co. Operative Bank.......................       45,675
     4,200  Simmons First National Corp.--Class A.............      141,750
     4,400  Sterling Bancorp..................................       56,100
     4,800  Vermont Financial Services Corp...................      164,400
     4,000  Walden Bancorp....................................      124,000
     3,900  Warren Bancorp....................................       51,675
                                                                -----------
                                                                  4,561,961
                                                                -----------
            BUILDING--2.6%
     2,000  Amrep Corp.*......................................        9,750
     6,500  Beazer Homes USA Inc.*............................       93,438
     7,050  Cavalier Homes Inc................................      130,425
     5,400  Continental Homes Holding Corp....................       96,525
     4,900  Liberty Homes Inc. Class A........................       60,025
     4,699  Myr Group Inc.....................................       51,102
     1,800  Perini Corp.*.....................................       16,200
      2400  Pitt Desmoines Inc................................      102,300
    12,800  Redman Industries.................................      358,400
     1,200  Schult Homes Corp.................................       24,300
    12,200  Skyline Corp......................................      335,500
     6,400  Starrett Corporation..............................       70,400
     4,900  Starrett (L.S.) Co................................      116,988
                                                                -----------
                                                                  1,465,353
                                                                -----------
            CHEMICALS--0.5%
     2,530  American Vanguard Corp............................       17,710
    10,600  Bairnco Corp......................................       67,575
     5,550  Cambrex Corp......................................      188,006
                                                                -----------
                                                                    273,291
                                                                -----------

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            COMPUTERS--0.2%
    11,000  Advanced Logic Research Inc.*.....................  $    90,750
                                                                -----------
            CONSTRUCTION MATERIALS--1.5%
     2,800  Ameron Inc........................................      107,800
     5,900  Apogee Enterprises Inc............................      206,500
     9,800  Green AP Industries Inc...........................       98,000
    11,200  Calmat Co.........................................      207,200
     9,900  Southdown Inc.....................................      243,788
                                                                -----------
                                                                    863,288
                                                                -----------
            DEFENSE--1.2%
    15,900  Esco Electronics Corp.............................      149,063
    11,500  Esterline Technology Corp.*.......................      248,688
    18,500  Kaman Corp. Class A...............................      196,563
    11,700  United Industrial Corp............................       67,275
                                                                -----------
                                                                    661,589
                                                                -----------
            DRUGS--1.5%
    10,300  Biowhittaker Inc.*................................       68,238
     4,700  Collagen Corp.....................................       86,950
     2,500  EZ Em Inc.........................................       29,375
     6,517  EZ Em Inc.--Class B...............................       75,760
     8,900  Gamma Biologicals Inc.............................       28,925
    13,350  Life Technologies Inc.............................      300,375
    13,300  NBTY Inc..........................................      219,450
     4,200  New Brunswick Scientific Inc......................       27,825
     2,700  PDK Labs Inc.*....................................       10,463
                                                                -----------
                                                                    847,361
                                                                -----------
            DURABLES--1.2%
    13,900  Coachmen Industries Inc...........................      357,925
    11,600  Huffy Corp........................................      156,600
     1,365  Rexhall Industries Inc............................       13,309
     5,500  Thor Industries Inc...............................      131,313
                                                                -----------
                                                                    659,147
                                                                -----------
            ELECTRICAL UTILITIES--0.5%
    10,600  TNP Enterprises Inc...............................      262,350
                                                                -----------
            ELECTRONICS--10.1%
     8,000  Adage Inc. (NWE)*.................................       34,500
     9,900  Aeroflex Inc.*....................................       49,500
     3,100  American Tech Ceramics Corp.*.....................       22,088
     7,900  Applied Signal Technology*........................       36,537
     6,900  Aydin Corp........................................       69,000
     1,300  Badger Meter Inc..................................       41,438
     6,900  BEI Electronics Inc...............................       69,000
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            ELECTRONICS (CONTINUED)
     7,000  Bel Fuse Inc.*....................................  $    84,000
     7,650  Bio Rad Laboratories Inc..........................      219,938
     3,400  Boca Reasearch Inc.*..............................       39,525
     8,300  Brite Voice Systems Inc.*.........................      105,825
     4,900  Circuit Systems Inc.*.............................       24,806
     6,500  CMC Industries Inc.*..............................       48,750
     7,700  Cohu Inc..........................................      142,450
     2,000  Cobra Electronics*................................        5,500
     4,400  CTS Corp..........................................      185,350
     8,250  Cubic Corp........................................      160,875
     9,900  Daniel Industries Inc.............................      126,225
     2,700  Datron Systems Inc. of California*................       27,000
     6,150  DH Technology Inc.*...............................      155,288
     8,100  Digital Systems International Inc.*...............      144,788
     2,900  Dynamics Corp. of America.........................       83,738
     7,400  Electromagnetic Sciences Inc.*....................      126,725
    40,200  Executone Information Systems Inc.*...............      120,600
     7,700  Fluke Corp........................................      283,938
     5,500  Frequency Electronics Inc.*.......................       53,625
     2,900  Giga-tronics Inc.*................................       26,463
     6,200  Gilbert Associates Inc............................       75,175
     6,300  Harmon Industries Inc.............................      105,525
     4,600  Hathaway Instruments Inc.*........................       18,112
     3,700  Herley Industries Inc.*...........................       34,225
     4,900  Hologic Inc.......................................      137,200
     6,600  Hurco Company Inc.................................       33,000
       400  Instron Corp......................................        4,800
     5,500  IFR Systems Inc.*.................................       85,250
     8,800  IPC Information Systems Inc.*.....................      182,600
     3,200  K Tron Intl. Inc.*................................       29,600
    11,200  Marquette Medical Systems--Class A*...............      187,600
     6,900  Maxxim Medical Inc.*..............................       98,325
     7,900  Measurex Corp.....................................      208,363
     3,600  Medex Inc.........................................       52,650
     2,000  Medstone International Inc.*......................       14,750
     5,700  MFRI Inc.*........................................       40,612
     1,900  Microsemi Corp.*..................................       18,288
     2,600  Moore Products Co.*...............................       47,450
     5,600  Movado Group Inc..................................      141,400
     9,300  Napco Security Systems Inc.*......................       36,037
     4,800  Newport Corp......................................       40,800
    17,600  Norstan Inc.......................................      303,600
     6,600  Oak Industries*...................................      219,450
     9,600  Optical Coating Lab Inc...........................      116,400
     2,000  Qlogic Corp.*.....................................       25,750

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            ELECTRONICS (CONTINUED)
     5,800  Plantronics Inc. New*.............................  $   218,225
     1,000  Reliability Inc.*.................................        5,625
     1,800  Resound Corp.*....................................       13,950
     5,500  Scherer Healthcare Inc.*..........................       16,500
     2,000  Sigma Circuits Inc................................       14,500
     7,700  Spacelabs Inc.*...................................      165,550
     3,000  Spanish American Medical Systems Inc..............       13,875
    11,700  Sunrise Medical Inc.*.............................      185,738
     2,500  Survival Technology Inc.*.........................       25,000
    12,100  Syntellect Inc.*..................................       68,063
     3,300  TCI International Inc.*...........................       21,862
     1,300  Technical Communication*..........................       15,925
     5,600  Tech Systems Corp.*...............................      161,000
     3,000  TSI Inc. Minn.....................................       25,500
     4,200  Unit Instruments Inc.*............................       37,800
     3,600  Video Display Corp.*..............................       13,500
     1,600  Vital Signs Inc...................................       32,800
       900  Zilog Inc.........................................       17,213
                                                                -----------
                                                                  5,797,060
                                                                -----------
            FINANCIAL INVESTMENTS--1.8%
     7,200  Aaron Rents Inc...................................       93,600
     7,200  Aaron Rents Inc. Class A..........................       94,500
    12,412  Electro Rent*.....................................      288,579
     3,000  Harvey Entertainment Co.*.........................       24,375
     8,400  Inacom Corp.*.....................................      287,700
     5,200  Penn Virginia Corp................................      187,200
     4,200  PS Group Inc.*....................................       54,075
                                                                -----------
                                                                  1,030,029
                                                                -----------
            FOOD--0.7%
       800  Farmer Bros. Co...................................      120,800
    14,000  Golden Poultry Inc................................      140,000
     8,000  Orange Co. Inc. New...............................       62,000
     7,400  Tasty Baking Corp.................................       93,425
                                                                -----------
                                                                    416,225
                                                                -----------
            HEALTH--1.9%
    11,100  Alliance Imaging Inc.*............................       54,113
     4,900  Apogee Inc.*......................................       32,769
    10,800  Community Psychiatric Centers.....................      101,250
    32,525  Geriatric & Medical Cos. Inc......................      184,986
     8,100  Hanger Orthopedic Group Inc.*.....................       55,181
    15,800  Health Images Inc.................................      211,325
     6,500  Hooper Holmes Inc.................................       98,313
     8,100  Hospital Staffing Services Inc.*..................       25,313
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            HEALTH (CONTINUED)
     5,100  National Home Health Care Corp....................  $    35,063
    13,800  Option Care Inc.*.................................       91,425
     8,400  Ramsay Health Care Inc.*..........................       19,950
     4,200  Regency Health Services*..........................       46,725
    21,200  Staff Builders Inc. Class A*......................       64,263
     8,900  Universal Standard Med Labs*......................       31,150
     8,400  US Homecare Corp.*................................       10,500
                                                                -----------
                                                                  1,062,326
                                                                -----------
            HOUSEHOLD--4.6%
     4,300  AEP Industries Inc.*..............................      192,425
     4,800  Baldwin Piano & Organ Co.*........................       76,200
     9,600  Cherry Corp.*.....................................       98,400
     7,200  Chromcraft Revington Inc.*........................      180,900
       300  Continental Can Company Inc.......................        3,825
     4,300  Douglas Lomason Co................................      132,763
     3,800  Equity Marketing Inc..............................       85,500
     5,700  Escalade Inc.*....................................       44,175
       400  Flexsteel Industries..............................        4,700
     2,900  Fotoball USA Inc.*................................       22,113
    12,600  Genlyte Group Inc.*...............................      114,975
     5,800  Hunt Manufacturing Co.............................       97,875
    13,900  Mikasa Inc.*......................................      147,687
    12,200  Nu-Kote Holding Inc. Class A......................      132,675
     9,400  Oneida Ltd........................................      141,000
     5,000  O'Sullivan Corp...................................       53,125
     3,700  Pubco Corp.*......................................       29,138
     6,200  Riddell Sports Inc.*..............................       33,325
     2,000  Shelby Williams Industries Inc....................       25,500
     6,300  Southwall Technologies Inc.*......................       35,438
     4,900  Stanley Furniture Co.*............................       82,688
     2,200  Stuart Entertainment*.............................       12,650
    10,300  Thomas Industries Inc.*...........................      199,563
    15,150  Tredegar Industries Inc...........................      507,525
     1,700  Trans-Lux Corp....................................       22,950
     8,272  Virco Manufacturing Co............................      118,910
     2,900  Winsloew Furniture Inc.*..........................       19,938
                                                                -----------
                                                                  2,615,963
                                                                -----------
            INSURANCE--5.1%
     9,900  Acceptance Insurance Co.*.........................      186,863
     4,600  Amvestors Financial Corp..........................       65,550
     3,300  Capital Re Corp...................................      125,400
     7,600  Capitol American Financial Corp...................      272,650
     5,400  Citation Insurance Group..........................       19,575
     3,400  Crop Growers Corp.*...............................       25,075

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            INSURANCE (CONTINUED)
    14,000  Enhance Financial Services Group Inc..............  $   462,000
     6,000  First American Financial Corp.....................      210,750
    14,800  Home Ben. Corp. Class B...........................      366,300
     4,600  Kansas City Life Insurance Co.....................      255,300
    11,100  Lawyers Title Corp................................      235,875
       900  MCM Corp..........................................        4,725
     8,200  Meridian Industries Group Inc.....................      116,850
     2,000  National Western Life Insurance Class A*..........      144,500
     2,600  RLI Corp..........................................       67,600
     8,000  Stewart Information Services......................      165,000
     1,600  Transnational Re Corp. Class A....................       38,600
     4,300  Washington National Corp..........................      124,162
     1,400  Zenith National Insurance Corp....................       38,150
                                                                -----------
                                                                  2,924,925
                                                                -----------
            MACHINERY--8.6%
     2,500  Alltrista Corp.*..................................       53,125
     3,600  Amistar Corp.*....................................       13,950
     8,900  Ampco Pittsburgh Corp.............................      105,688
     7,800  Astec Industries Inc.*............................       68,250
     2,800  Barnes Group Inc..................................      139,300
     8,000  Brown & Sharpe Manufacturing Co.*.................      109,000
     4,300  Butler Manufacturing Co.*.........................      118,250
     8,600  Core Industries Inc...............................      117,175
     3,700  Curtiss Wright Corp...............................      201,650
     2,400  Electro Scientific Industries Inc.*...............       44,400
     4,300  Eljer Industries Inc.*............................       41,925
     4,500  Energy Ventures Inc.*.............................      182,250
     4,100  Farr Company*.....................................       59,450
    12,800  Fedders Corp......................................       76,800
     1,000  Federal Screw Works...............................       27,500
     7,100  Franklin Electronic Publishers Inc.*..............       90,525
     1,300  Gencor Industries Inc.*...........................       18,850
    11,300  Gehl Co.*.........................................       86,163
    12,800  Graco Inc.........................................      240,000
    32,500  Griffon Corp.*....................................      320,938
     1,000  Hein-Werner Corp..................................        6,813
     9,800  Kuhlman Corp......................................      143,325
     8,300  Kysor Industrial Corp.............................      223,035
     8,200  Lufkin Industries Inc.............................      170,150
    15,900  Manitowoc Inc.....................................      510,788
     6,600  Mestek Inc.*......................................       95,700
    14,100  Moog Inc.*........................................      317,250
     4,200  Nortek Inc.*......................................       57,750
     2,100  Oilgear Co........................................       29,925
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            MACHINERY (CONTINUED)
    12,400  Outboard Marine Corp..............................  $   190,650
     1,300  Research Inc......................................        8,125
     6,600  Robbins & Meyers Inc..............................      149,325
    11,900  RPC Energy Services Inc.*.........................      135,363
     6,500  Scotsman Industries Inc...........................      148,688
    11,000  Shiloh Industries Inc.*...........................      176,000
     7,900  SPX Corp..........................................      236,013
     5,500  Valmont Industries Inc............................      187,688
                                                                -----------
                                                                  4,901,777
                                                                -----------
            MEDIA--2.4%
    31,000  American Media Inc. Class A*......................      166,625
     6,100  Bet Holdings Inc.*................................      175,375
    10,400  Bowne & Co........................................      237,900
     7,900  Clark (Dick) Productions Inc.*....................       90,850
     3,900  Courier Corp......................................       56,306
     8,100  Devon Group Inc. New*.............................      190,350
     5,100  K-Tel International Inc.*.........................       19,125
     4,300  Osborn Communication Corp.*.......................       63,963
     6,000  Playboy Enterprises Inc.*.........................       74,250
     3,600  Plenum Publishing Corp............................      125,100
     7,500  Quixote Corp......................................       56,250
     9,000  Todd Ao Corp.--Class A............................      117,000
                                                                -----------
                                                                  1,373,094
                                                                -----------
            METALS--1.7%
     4,800  Brush Wellman Inc.................................       92,400
     6,200  Chaparral Steel Co................................       86,025
       400  Chase Brass Industries Inc.*......................        6,950
     7,566  Commercial Metals Co..............................      247,787
     1,200  International Aluminum Corp.......................       29,250
     3,000  General Housewares Corp...........................       30,375
     6,900  Lindberg Corp.....................................       72,450
       600  Mueller Paul Co...................................       19,650
    11,400  Quantex Corp......................................      306,375
     8,100  Roanoke Electric Steel Corp.......................      105,300
                                                                -----------
                                                                    996,562
                                                                -----------
            MISCELLANEOUS FINANCIAL--3.3%
     4,600  Advest Group Inc..................................       44,850
     7,700  Atlanta Sosnoff Cap Corp..........................       73,150
     5,300  Charles JW Financial Services Inc.*...............       30,475
     5,200  Duff & Phelps Credit Rating.......................      115,050
     7,800  Eaton Vance Corp..................................      303,225
     2,315  First Albany Companies............................       21,992
     9,700  Inter-Regional Finance Group Inc..................      314,038

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            MISCELLANEOUS FINANCIAL (CONTINUED)
     5,500  Interstate/Johnson Lane Inc.......................  $    67,375
       500  Kinnard Investments Inc.*.........................        3,125
     9,200  McDonald & Co. Investments Inc....................      223,100
    16,875  Morgan Keegan Inc.................................      229,922
    15,100  Raymond James Financial Inc.......................      366,175
     8,900  Southwest Securities Group Inc....................      102,350
                                                                -----------
                                                                  1,894,827
                                                                -----------
            OFFICE MACHINES--2.5%
    29,700  Baldwin Technology Inc.*..........................       87,244
     7,200  Banctec Inc.*.....................................      150,300
     8,900  General Binding Corp..............................      209,150
    14,500  Genicom Corp.*....................................       73,406
    10,500  Gerber Scientific Inc.............................      149,625
    12,200  Gradco Systems*...................................       50,325
     5,850  Kronos Inc........................................      179,888
    10,500  National Computer Systems Inc.*...................      215,250
    15,000  Par Technology*...................................      211,875
     1,320  Pinnacle Banc Group Inc...........................       36,972
     2,500  Scan Optics Inc.*.................................        9,687
    10,800  Stevens International Series A*...................       25,650
     4,000  Tridex Corp.*.....................................       46,000
                                                                -----------
                                                                  1,445,372
                                                                -----------
            OIL--2.2%
     7,300  Alamco Inc.*......................................       85,775
     5,200  Burlington Resources Coal Seam Gas................       45,500
    18,100  Coho Energy Inc.*.................................      128,963
    12,300  Comstock Resources Inc.*..........................      136,838
    14,500  Key Production Inc.*..............................      137,750
    11,600  Maynard Oil Co.*..................................      111,650
     4,500  Petrocorp Inc.*...................................       38,813
    10,780  Swift Energy Co...................................      258,720
     2,000  TMBR/Sharp Drilling*..............................       22,250
    46,400  Unit Corp.........................................      272,600
                                                                -----------
                                                                  1,238,859
                                                                -----------
            OIL DISTRIBUTION--0.3%
     4,200  Howell Corp.......................................       64,050
     6,450  World Fuel Services Corp..........................      108,037
                                                                -----------
                                                                    172,087
                                                                -----------
            OIL SERVICES--1.7%
     7,600  American Oilfield Divers Inc.*....................       84,550
     4,600  Atwood Oceanics Inc.*.............................      202,400
     4,500  Cliffs Drilling Co.*..............................      155,250
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            OIL SERVICES (CONTINUED)
     3,000  ICO Inc...........................................  $    17,250
    13,400  Parker Drilling Co.*..............................       85,425
    18,500  Pool Energy Services Co.*.........................      233,562
     9,700  Veritas DGC Inc.*.................................      174,600
                                                                -----------
                                                                    953,037
                                                                -----------
            OTHER UTILITIES--2.0%
     5,100  Addington Resources Inc.*.........................      130,687
     2,500  Consumers Water Co................................       45,000
     1,000  Dominguez Services Corp...........................       22,250
     4,000  Energynorth Inc...................................       76,500
     4,113  Fluor Daniel/GTI Inc.*............................       33,932
     4,200  GNI Inc.*.........................................       25,725
     7,800  GZA Geoenvironmental*.............................       27,300
     6,900  Harding Lawson Associates Group*..................       41,400
    14,500  NSC Corp.*........................................       27,187
     9,000  Philadelphia Suburban.............................      148,500
     2,100  Sevenson Environmental Services...................       32,025
     3,100  SJW Corp..........................................      120,900
     4,900  Smith Environmental Technology....................        4,287
     9,100  Southern Union Company New........................      211,575
     2,400  TRC Cos. Inc.*....................................        9,900
     7,400  USX Delhi Group...................................      104,525
    17,500  Weston (Roy F) Inc. New*..........................       74,375
                                                                -----------
                                                                  1,136,068
                                                                -----------
            PAPER--1.1%
     7,800  American Woodmark.................................       71,175
     3,400  Holopak Technologies*.............................       11,900
     8,933  Mosinee Paper Corp................................      247,891
    10,600  Pope & Talbot Inc.................................      162,975
     8,600  Tranzonic Companies Class A.......................      137,600
                                                                -----------
                                                                    631,541
                                                                -----------
            REAL ASSETS--0.8%
     2,200  Allied Capital Commercial Corp....................       48,125
    18,100  Atlas Corp.*......................................       13,575
    14,000  FM PPTYS Inc.*....................................       42,000
     2,600  Forest City Enterprises Class A...................      127,400
     2,300  Mays JW Inc.*.....................................       25,300
     3,000  Major Realty Group*...............................        4,875
       200  Metropolitan Realty Corp..........................        1,700
    12,600  Taubman Centers Inc...............................      140,175
     4,000  United Capital Corporation*.......................       37,250
                                                                -----------
                                                                    440,400
                                                                -----------

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            RETAIL\WHOLESALE--10.3%
     4,653  Aceto Corp.*......................................  $    62,234
     6,600  Advanced Marketing Services Inc.*.................       71,775
    20,600  Ames Dept. Stores Inc.*...........................       96,563
     1,100  Arden Group Inc. Class A*.........................       61,600
     1,700  Baker, J. Inc.....................................       11,687
    19,900  Banner Aerospace Inc.*............................      166,663
     4,100  Barrys Jewelers Inc. New*.........................       14,862
     8,900  Bearings Inc......................................      251,425
     9,464  Bell Industries...................................      146,692
    13,800  Burlington Coat Factory*..........................      151,800
     4,400  Buttrey Food & Drug Stores Co.*...................       33,000
     5,800  Cameron Ashley Building Products*.................       73,225
     3,600  Carr Gottstein Foods Co...........................       14,850
    22,900  Cash America International Inc....................      163,162
     7,600  Catherine Stores Co.*.............................       55,100
    13,400  CPI Corp..........................................      251,250
     8,900  Damark International Inc..........................      114,587
     5,200  Delchamps Inc.....................................      104,000
     5,700  DM Management Company*............................       17,100
    13,700  Dress Barn Inc.*..................................      148,988
    11,300  Eagle Food Centers*...............................       51,556
     7,400  Evans Inc.*.......................................       17,575
     2,000  Ezcorp Inc. Class A*..............................       13,000
     7,900  Fabri-Centers of America--Class A*................      101,713
     7,900  Fabri-Centers of America--Class B*................      100,725
     9,000  Fred's Inc........................................       79,875
    13,579  Genovese Drug Stores--Class A.....................      186,711
     6,700  Goodys FamilyClothing Inc.*.......................       77,888
     4,600  Hughes Supply Inc.................................      170,200
     1,900  ICC Industries Inc.*..............................       68,400
     3,300  Jan Bell Marketing Inc............................        7,219
    14,000  Microage Inc.*....................................      264,250
    10,600  Marsh Supermarkets Inc............................      121,900
    11,800  Michaels Foods....................................      122,425
     4,800  Milgray Electronics Inc.*.........................       58,200
    17,400  Nash Finch Co.....................................      278,400
     7,000  Noland Co.........................................      143,500
     5,700  One Price Clothing Stores*........................       19,238
       200  Patrick Industries Inc............................        3,075
       600  Rag Shops Inc.*...................................        1,200
     5,874  Reeds Jewelers Inc................................       46,992
     4,300  Republic Automotive Parts Inc.*...................       75,250
     9,500  Rex Stores Corp.*.................................      104,500
    11,800  Rexel Inc.*.......................................      185,850
    10,300  Richardson Electronics Ltd........................       82,400
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            RETAIL\WHOLESALE (CONTINUED)
     7,000  Riser Foods Inc...................................  $   182,000
     4,200  Schultz Sav O Stores Inc..........................       54,600
     4,200  Seaway Food Town Inc..............................       79,800
     4,600  Software Spectrum Inc.*...........................      138,000
     7,300  Sound Advice Inc.*................................       10,950
     7,800  Southern Electronics Corp.*.......................       66,300
     7,400  Strober Organization Inc.*........................       34,225
    18,200  Super Food Services Inc...........................      207,025
     6,500  Syms Corp.*.......................................       53,625
     9,700  Syncor International Corp.*.......................      105,488
     5,400  Trak Auto Corp.*..................................       91,800
    10,600  Trans World Entertainment Corp.*..................       64,925
    14,900  Uni Marts Inc.....................................      122,925
    12,100  United Retail Group Inc.*.........................       34,788
     1,294  United Stationers Inc.*...........................       27,174
     6,000  Value City Department Stores Inc.*................       54,000
     2,600  Village Super Market Inc.*........................       24,375
     6,000  Western Beef Inc.*................................       57,000
     9,000  Wolohan Lumber Co.................................       95,625
                                                                -----------
                                                                  5,897,230
                                                                -----------
            SERVICES--8.3%
    13,400  ABM Industries Inc................................      226,125
     4,500  Advo Inc..........................................       53,438
     9,000  American Business Products Inc....................      200,250
     4,000  American Casino Enterprises*......................        5,125
     6,700  Analysis & Technology Inc.........................       97,150
     7,500  Angelica Corp.....................................      162,188
    11,800  ASA International Ltd.*...........................       18,438
     4,400  Baker (Michael) Corp.*............................       22,000
     4,100  Berlitz International Inc.*.......................       91,738
    15,525  Boole & Babbage Inc.*.............................      388,125
     1,300  BRC Holdings Inc.*................................       46,800
     3,800  Chemed Corp.......................................      144,400
     3,900  Comnet Corp.*.....................................       47,775
     7,800  Computer Data Systems Inc.........................      187,200
     5,800  Computer Language Research Inc....................       66,700
     7,800  Computer Task Group Inc...........................      242,775
    10,200  Control Data Systems Inc.*........................      235,875
     9,596  Dynamics Research Corp.*..........................       98,359
    11,800  Emcon*............................................       39,825
     9,000  Failure Group Inc.*...............................       56,250
     4,900  FDP Corp..........................................       62,475
     7,900  General Automation*...............................       23,206
     2,500  Group 1 Software Inc.*............................       23,750

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            SERVICES (CONTINUED)
     6,600  Healthcare Services Group*........................  $    71,259
     1,500  Intersolve Inc.*..................................       13,875
     4,300  IQ Software Corp.*................................       81,163
     3,900  LCS Industries Inc................................       54,600
     5,700  Liberty Technologies Inc.*........................       22,088
     7,200  Logicon Inc.......................................      252,900
     1,600  Macneal Schwendler Corp...........................       13,000
       400  Market Facts Inc..................................        6,500
     4,400  Medquist Inc.*....................................       89,100
     4,400  Opinion Research Corp.*...........................       21,450
     7,900  PCA International Inc.............................      130,350
     6,700  PCI Services Inc..................................      182,575
     5,900  Pinkertons Inc....................................      140,125
     7,275  Right Management Consultants Inc..................      176,419
    28,300  Santa Cruz Operation Inc.*........................      187,488
     2,600  Serv Tech Inc.*...................................        7,638
     1,800  Square Industries Inc.*...........................       39,600
     2,000  Stac Inc.*........................................       16,000
     5,600  Symix Systems Inc.................................       43,400
     5,000  Thomas Group Inc.*................................       70,000
     3,300  Tripos Inc.*......................................       39,187
     4,000  TRM Copy Centers Corp.*...........................       38,500
     2,000  TSR Inc...........................................       23,750
    21,100  Tyler Corp. of Delaware*..........................       31,650
     7,500  Unifirst Corp.....................................      138,750
     5,300  Union Corp.*......................................      120,575
     5,300  Universal Hospital Services*......................       34,450
     5,500  URS Corp.*........................................       45,375
       300  Volt Information Systems*.........................       12,600
     8,400  Walker Interactive Systems........................       99,750
                                                                -----------
                                                                  4,744,084
                                                                -----------
            SOAP--0.9%
     4,866  Del Labs Inc......................................      133,207
     4,600  NCH Corp..........................................      254,725
     7,100  Stepan Chemical Co................................      126,912
                                                                -----------
                                                                    514,844
                                                                -----------
            TELEPHONE--0.7%
     5,100  Atlantic Tele Network Inc.*.......................      103,275
     4,400  Davel Communication Group*........................       76,450
     9,000  Peoples Telephone Co., Inc.*......................       34,875
    10,250  Pricellular Corp..................................      147,344
     2,400  Total Tel USA Communications......................       54,600
                                                                -----------
                                                                    416,544
                                                                -----------
  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            TEXTILES--1.3%
    11,000  Dixie Yarns Inc.*.................................  $    49,500
     5,100  Dyersburg Corp....................................       28,688
    10,900  Guilford Mills Inc................................      245,250
     5,000  Hampshire Group Ltd.*.............................       63,750
     5,700  Hyde Athletic Industries Inc......................       27,075
       100  Kellwood Co.......................................        1,663
       700  K-Swiss Inc. Class A..............................        7,262
     1,570  Nitches Inc.......................................       11,579
     7,800  Samsonite Corp.*..................................      213,525
     2,000  Sirena Apparel Group Inc..........................        4,750
    14,000  Worldtex Inc.*....................................      105,000
                                                                -----------
                                                                    758,042
                                                                -----------
            TRANSPORT--0.7%
     5,675  International Shipholding Co......................      107,116
     4,500  KLLM Transport Services Inc.*.....................       52,875
     9,800  Pittston Burlington Group.........................      177,625
     2,000  Oglebay Norton Co.................................       84,500
                                                                -----------
                                                                    422,116
                                                                -----------
            TRAVEL & ENTERTAINMENT--6.0%
     2,700  AMC Entertainment Inc.*...........................       42,187
     9,100  Bertucci's, Inc.*.................................       42,088
     4,600  Carmike Cinemas Inc.*.............................      106,375
    13,000  Chart House Enterprises Inc.*.....................       73,125
    13,000  CKE Restaurants Inc...............................      399,750
     9,556  Consolidated Products Inc.........................      150,507
     1,500  Elxsi Corp.*......................................        8,250
     5,500  Fresh Choice Inc.*................................       28,188
     7,354  Frischs Restaurants Inc...........................      104,795
     3,000  Garden Fresh Restaurant Corp.*....................       29,250
     1,900  GC Cos. Inc.*.....................................       68,400
     5,100  Harvey's Casino Resorts...........................       86,700
     2,700  Jackpot Enterprises Inc...........................       27,338
     8,100  Krystal Co.*......................................       44,550
    27,300  Lady Luck Gaming Corp.*...........................       73,369
     4,700  Lubys Cafeterias Inc..............................      112,800
    17,300  Marcus Corp.......................................      415,200
     1,300  Max & Erma's Restaurant*..........................        8,938
     6,600  Mortons Restaurant Group Inc......................      115,500
    23,800  NPC International Inc.*...........................      187,425
    14,500  Piccadilly Cafeterias Inc.........................      135,938
     4,500  Reading Co.*......................................       47,250
     9,600  Ruby Tuesday Inc..................................      182,400
    31,000  Ryans Family Steak Houses Inc.*...................      236,375
    11,500  Sands Regent......................................       37,375

BARR ROSENBERG SERIES TRUST

U.S. SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  Shares                                                           Value
----------                                                      -----------
            COMMON STOCK (CONTINUED)
            TRAVEL & ENTERTAINMENT (CONTINUED)
     4,100  Sbarro Inc........................................  $   106,088
    13,500  Showbiz Pizza Time Inc............................      244,687
     2,200  Sonesta International Hotels Corp.................       22,550
     6,400  Spaghetti Warehouse Inc.*.........................       38,400
    15,400  Taco Cabana Inc.*.................................       88,550
     7,500  Team Rental Group*................................      142,500
    12,900  Video Lottery Technologies Inc.*..................       48,375
                                                                -----------
                                                                  3,455,223
                                                                -----------
            TOTAL COMMON STOCK (IDENTIFIED COST
              $43,752,977)--98.6%.............................   56,414,091
                                                                -----------
  Shares                                                           Value
----------                                                      -----------

            SHORT TERM OBLIGATIONS--2.3%
 1,345,000  Repurchase agreement with State Street dated
              9/30/1996, due 10/1/1996 at 2.00% (Identified
              cost $1,345,000)................................  $ 1,345,000
                                                                -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
              $45,097,977)--100.9%............................   57,759,091
            ASSETS LESS LIABILITIES--(0.9%)...................     (551,405)
                                                                -----------
            TOTAL NET ASSETS--100.0%..........................  $57,207,686
                                                                -----------
                                                                -----------

--------------------
* Non income producing security

BARR ROSENBERG SERIES TRUST

JAPAN SERIES
--------------------------------------------------------------------------------

    The TOPIX returned 4.62% in the quarter ended June 30, 1996, only to lose everything it gained in the quarter ended September 30, 1996 (see Table I). July and August were especially difficult months, as the TOPIX plunged more than 10%. The market rebounded strongly in September, thanks to speculation by both domestic and foreign investors that the newly-elected government, most likely with the LDP party as a majority, would push financial deregulation and property tax reforms.

    After achieving a 6.08% return in the previous quarter, the Japan Fund lost 5.47% in the quarter ending September 30, 1996. The dollar was strong over this period, but the weaker yen was not compensated by local equity market returns, unlike what happened in the last two years. During the quarter, the yen lost 1.5% relative to the dollar.

    Share prices during this period were driven by themes and events rather than by fundamentals. Industries that performed well were those that were perceived to benefit from possible deregulation and tax reforms: real estate and telecommunications. Disappointment over companies' earnings and a stagnant economic recovery have been keeping investors on the side-lines. Foreign investors, who were concerned about lower-than-expected earnings growth and a weaker yen, have started to scale down their allocation to Japanese equities. Domestic institutional investors, who were scared by the volatile market, moved some funds from equities to bonds and foreign securities. The average daily volume in the quarter was 290 million shares compared to 473 million shares in the previous quarter. The market appeared to lose its energy, and the volume would have been even lower without the support of the public funds.

    The Nikkei 225 Index is well supported at the 20,500 level. The very low interest rate environment provides for limited down-side risk to the equity market. We believe that the chance for a major correction is small.

                 TABLE I: TOTAL RETURN TO JAPAN FUND AND TOPIX

        QUARTER ENDING                JAPAN FUND                   TOPIX
                                   YEN         DOLLAR        YEN         DOLLAR
June 30, 1996                        6.08%        2.84%        4.62%        1.87%
September 30, 1996                  -5.47%       -7.79%       -4.69%       -6.46%

BARR ROSENBERG SERIES TRUST

JAPAN SERIES

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                                                        Value
----------                                                      ----------
            COMMON STOCK--96.7%
            AUTOMOBILES--7.0%
     3,000  Fuji Heavy Inds...................................  $   14,276
     3,000  Mazda Motor Corp.*................................      14,626
     3,000  Mitsubishi Motor..................................      25,347
     5,000  Nissan Motor Co...................................      40,359
                                                                ----------
                                                                    94,608
                                                                ----------
            AUTO PARTS--3.4%
     2,000  Aichi Machine Industries Co., Ltd.................      12,929
     2,000  Izumi Industries..................................      15,964
     2,000  Kanto Auto Works..................................      16,143
                                                                ----------
                                                                    45,036
                                                                ----------
            BANKING--11.8%
     2,050  The Bank of Tokyo--Mitsubishi.....................      44,727
        80  Industrial Bank of Japan--Rights..................         927
     2,000  Keiyo Bank........................................      10,684
      2000  Mitsui Trust & Bank...............................      21,190
     3,000  Sakura Bank Ltd...................................      29,899
     4,000  Tokai Bank........................................      49,562
                                                                ----------
                                                                   156,989
                                                                ----------
            CHEMICALS--1.9%
     2,000  Mitsui Petrochemical Industries...................      13,935
     2,000  Tokuyama Corp.....................................      11,331
                                                                ----------
                                                                    25,266
                                                                ----------
            CONGLOMERATES--3.2%
     4,000  Marubeni Corp.....................................      20,831
     2,000  Nichimen Corp.....................................       8,655
     3,000  Nissho Iwai Corp..................................      13,764
                                                                ----------
                                                                    43,250
                                                                ----------
            CONTAINERS & GLASS--0.5%
     2,000  Central Glass Co.*................................       6,824
                                                                ----------
            DRUGS & HEALTHCARE--1.2%
     2,000  Shinogi & Co......................................      16,575
                                                                ----------
            ELECTRIC UTILITIES--3.2%
     1,000  Hokkaido Electric Power...........................      21,189
     1,000  Kyushu Electric Power.............................      21,369
                                                                ----------
                                                                    42,558
                                                                ----------
            ELECTRICAL EQUIPMENT--7.4%
     6,000  Hitachi Ltd.......................................      58,182
     6,000  Mitsubishi Electric CP............................      40,943
                                                                ----------
                                                                    99,125
                                                                ----------
    Shares                                                        Value
----------                                                      ----------
            COMMON STOCK (CONTINUED)
            ELECTRONICS--4.2%
     1,000  Nihon Unisys......................................  $   10,415
     3,000  Toshiba Corp......................................      20,767
     2,000  Victor Co. of Japan...............................      24,961
                                                                ----------
                                                                    56,143
                                                                ----------
            ENGINEERING & CONSTRUCTION--3.9%
     2,000  Asanuma Corp......................................       9,751
     3,000  Kumagi Gumi Co....................................      10,774
     1,000  Maeda Corp........................................       8,664
     2,000  Ueki Corp.........................................       9,338
     2,000  Zenitaka Corp.*...................................      12,444
                                                                ----------
                                                                    50,971
                                                                ----------
            FISHERY--0.8%
     3,000  Maruha Corp.*.....................................       9,993
                                                                ----------
            FINANCIAL SERVICES--3.2%
     3,000  Daiwa Securities..................................      34,478
     1,000  First Credit......................................       8,530
                                                                ----------
                                                                    43,008
                                                                ----------
            FOOD & BEVERAGE--0.5%
     1,000  Snow Brand Milk...................................       6,312
                                                                ----------
            FOREST PRODUCTS & PAPER--2.5%
     2,300  Daio Paper Corp...................................      26,227
     2,000  Settsu Corp.*.....................................       6,016
                                                                ----------
                                                                    32,243
                                                                ----------
            FURNITURE--2.3%
     2,000  Noritz Corp.......................................      30,707
                                                                ----------
            HOUSEHOLD PRODUCTS--7.3%
     5,000  Matsushita Electric Industrial Co.................      83,461
     2,000  Sekido Co.........................................      13,019
                                                                ----------
                                                                    96,480
                                                                ----------
            INDUSTRIAL MACHINERY--6.9%
     3,000  Fuji Electric Co..................................      14,626
     7,000  Mitsubishi Heavy Industries.......................      57,005
     1,000  Okura Industrial Co. Ltd..........................       6,599
     2,000  Sanoyas Hishino Meisho Corp.......................      13,145
                                                                ----------
                                                                    91,375
                                                                ----------

BARR ROSENBERG SERIES TRUST

JAPAN SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

    Shares                                                        Value
----------                                                      ----------
            COMMON STOCK (CONTINUED)
            INSURANCE--1.7%
     2,000  Dowa Fire & Marine Insurance Co...................  $   10,307
     1,000  Koa Fire & Marine Insurance Co....................       6,294
     1,000  Nippon Fire & Marine Insurance Co.................       5,881
                                                                ----------
                                                                    22,482
                                                                ----------
            METALS--0.8%
     2,000  Nittan Valve Co...................................      10,864
                                                                ----------
            OIL COMPANY--2.7%
     3,000  Cosmo Oil Company Ltd.............................      17,077
     3,000  Nippon Oil Co.....................................      18,343
                                                                ----------
                                                                    35,420
                                                                ----------
            PHARMACEUTICAL--1.2%
     1,000  Dai-Ichi Pharmaceutical Co., Ltd..................      15,802
                                                                ----------
            PHOTOGRAPHY--2.3%
     1,000  Fuji Photo Film Co................................      30,438
                                                                ----------
            REAL ESTATE--3.8%
     2,000  Daito Trust Construction Ltd......................      26,936
     1,000  Recruit Cosmos Co.................................       8,413
     2,000  Sumitomo Realty & Development.....................      15,407
                                                                ----------
                                                                    50,756
                                                                ----------
            RESTAURANTS--2.7%
     2,000  Kentucky Fried Chicken............................      35,915
                                                                ----------
            RETAIL TRADE--0.8%
     1,000  Marukyu*..........................................       3,771
     1,000  Tokyu Store Chain.................................       8,332
                                                                ----------
                                                                    12,103
                                                                ----------
    Shares                                                        Value
----------                                                      ----------

            COMMON STOCK (CONTINUED)

            STEEL--4.5%
     2,000  Chubu Steel Plate Co., Ltd........................  $   11,582
      2000  Godo Steel Ltd.*..................................      12,391
     6,000  Kobe Steel Ltd.*..................................      16,107
     7,000  Sumitomo Metal Industries.........................      19,861
                                                                ----------
                                                                    59,941
                                                                ----------
            TELECOMMUNICATIONS--1.6%
         2  Nippon Telephone & Telegraph CP...................      14,725
     1,000  Oki Electric Industrial Co........................       6,851
                                                                ----------
                                                                    21,576
                                                                ----------
            TIRE & RUBBER--0.6%
     2,000  Toyo Tire & Rubber................................       8,440
                                                                ----------
            TRANSPORTATION--1.2%
     3,000  Nippon Yusen KK...................................      15,629
                                                                ----------
            WHOLESALE--1.6%
     1,000  Kamei Corp........................................      11,852
     1,000  Tsuzuki Denki Co., Ltd.*..........................       8,799
                                                                ----------
                                                                    20,651
                                                                ----------
            TOTAL COMMON STOCK (COST $1,263,390)
              --96.7%.........................................   1,287,480
                                                                ----------
            FOREIGN CURRENCY
 3,094,029  Japanese Yen--2.1%................................      28,135
                                                                ----------
            TOTAL INVESTMENTS (COST $1,291,661)
              --98.8%.........................................   1,315,615
                                                                ----------
                                                                ----------
            ASSETS LESS LIABILITIES--1.2%.....................      15,965
                                                                ----------
            TOTAL NET ASSETS--100.0%..........................   1,331,580
                                                                ----------
                                                                ----------

------------------

* Non income producing securities

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

    The quarter ended September 30, 1996, has been a disappointment for the international small stocks market. The international Cazenove Rosenberg Index (excluding US) went down 3.5%. On a month to month basis, July was the weakest month, with a monthly return of -4.22%. This was largely due to the fear of an interest rate hike in the U.S., which led to a drop in the stock markets around the world. We saw a rebound in August with a 0.79% monthly return, followed by a flat September with a -0.06% return.

    In Europe, countries were striving to meet the Maastricht target for European integration. To reduce the deficits, countries have to adopt a restrictive fiscal policy by cutting government expenditure, which historically has been a high proportion of GDP. This runs the risk of stagnating growth in the region. Small companies in general are less export-oriented, and as a result, are more susceptible to fluctuations in the domestic economy. As we have seen, this indeed had a negative impact on the European small stocks market during the past quarter, which is down 0.8% overall. In Japan, the weak economy continued to plague the small stocks market, leading to a decline of 10.2% for the quarter. In the Pacific ex-Japan region, the weakness in July was more than compensated for by good performance in August and September, yielding an overall gain of 2.6%. Countries in the region continued to benefit from the low interest rate, high growth environment.

               TABLE 1: INTERNATIONAL SMALL STOCKS PERFORMANCE(1)

                                PERFORMANCE
REGIONS                              IN US$
World excluding U.S.                  -3.5%
Europe                                -0.8%
Pacific excluding Japan               +2.6%
Japan                                -10.2%
Canada                                +2.7%

    In terms of currency performance, the Japanese Yen had the largest depreciation against the U.S. Dollar. During the quarter, it lost 1.5%. On the other hand, the New Zealand Dollar gained 2.1% versus the U.S. Dollar, the highest gain among the 21 developed countries.

    Year-to-date, small stocks have a return of 6.7%, which is 1.7% ahead of their large stock counterparts.(2) The outlook for international small stocks continues to be positive. The U.S. market has reached an historical high, and investors have started to reallocate their assets from the U.S. to the international markets. International small stocks have underperformed international large stocks over the past 5 years, and they have finally started to catch up. Investors' enthusiasm for international small stocks, those seeking additional returns and diversification, will likely continue.

------------------

(1) Small stocks performance is represented by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S., which includes 21 countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland.

(2) Large stocks performance is represented by the Morgan Stanley Capital International World Index excluding the U.S.

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK--80.8%
        AUSTRALIA--1.7%
 4,200  Adelaide Brighton Limited (Construction
          Materials)......................................  $    5,462  $    5,650
 3,100  Ampolex Ltd.* (Oil)...............................      11,953      11,775
 1,100  Bridgestone Australia (Chemicals).................       2,592       2,611
 4,400  Hardie (James) Industries (Building)..............      10,446      11,699
 7,400  Normandy Mining Limited* (Metals).................      10,215      10,072
 3,200  Pacific Magazines & Printing Ltd. (Media).........       8,301       8,685
   600  Telecast North Queensland (Media).................       2,390       2,417
                                                            ----------  ----------
                                                                51,359      52,909
                                                            ----------  ----------
        BELGIUM--0.8%
   590  Cobepa (Cie Belge) Paribas (Financial
          Investment).....................................      20,582      19,961
    10  Sofina Corp. (Financial Investment)...............       5,357       5,384
                                                            ----------  ----------
                                                                25,939      25,345
                                                            ----------  ----------
        CANADA--5.3%
   400  Acklands Limited* (Retail / Wholesale)............       4,881       4,889
   100  Agra Industries Ltd.* (Services)..................         810         804
   600  Agrium Inc. (Retail / Wholesale)..................       8,380       8,148
   300  Alliance Forest Products Inc.* (Paper)............       5,046       4,988
   600  BC Gas Inc. (Other Utilities).....................       8,143       8,170
   500  BC Sugar Refinery Ltd. Class A (Food).............       3,994       4,001
   500  Baton Broadcasting Inc. (Media)...................       3,524       3,487
   600  Cambior Inc. (Real Estate / Gold).................       8,200       8,236
   200  Coca Cola Beverages Canada (Food).................       2,061       2,055
   200  Consumers Gas Ltd. (Other Utilities)..............       3,115       3,142
   800  Dominion Textile, Inc. (Textiles).................       4,378       4,287
   400  Ensign Resource Group Inc. (Oil Services).........       4,150       4,184
   300  Fahnestock Viner HoldingsInc. (Miscellaneous
          Finance)........................................       3,871       3,634
 1,100  Inmet Mining Corp.* (Metals)......................       7,949       7,913
   500  Jannock Ltd. (Construction materials).............       5,484       5,689
Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        CANADA (CONTINUED)
   300  Laurentian Bank of Canada (Banking)...............  $    3,663  $    3,666
   400  Maritime Telegraph & Telephone Ltd. (Telephone)...       6,479       6,533
   900  Morgan Hydrocarbons (Oil).........................       3,102       3,072
   200  National Trustco Inc. (Banking)...................       3,352       3,523
   300  Pacific Forest Products Ltd.* (Paper).............       3,605       3,523
   500  Rio Algom Ltd. (Metals)...........................       9,233       9,598
 1,100  Shaw Communications Inc. Class B (Telephone)......       6,994       7,146
   700  Southam Inc. (Media)..............................       8,695       8,688
   800  Stampeder Explorer Ltd.* (Oil)....................       3,335       3,259
 1,500  Stelco, Inc.* (Metals)............................       7,070       7,157
   800  Stone Consolidated Corp.* (Paper).................       8,891       8,926
   400  Teleglobe Inc. (Services).........................       7,006       7,076
   400  Trimark Financial Corp. (Miscellaneous Finance)...      10,245      10,233
   500  Ulster Petroleum Ltd. (Oil).......................       3,381       3,303
   200  United Dominion Industries Ltd. (Machinery).......       3,961       3,971
                                                            ----------  ----------
                                                               162,998     163,301
                                                            ----------  ----------
        DENMARK--1.3%
   100  Lauritzen (J.) Holding* (Transportation)..........       9,300       9,221
   400  Korn-Og Foderstofkom (Retail / Wholesale).........      16,878      17,758
   100  Topdanmark AS* (Insurance)........................      11,673      11,611
                                                            ----------  ----------
                                                                37,851      38,590
                                                            ----------  ----------
        FINLAND--2.3%
   300  Asko Oy--Class A (Household)......................      15,937      16,092
   900  Kemira Oy (Chemicals).............................      10,547      10,345
 1,300  Kesko (Retail / Wholesale)........................      20,458      20,891
   200  Kone Oy--Class B (Machinery)......................      20,341      20,589
                                                            ----------  ----------
                                                                67,283      67,917
                                                            ----------  ----------
        FRANCE--4.9%
    18  Altran Technologies (Services)....................       4,799       5,029
    90  Bis SA (Services).................................       8,807       8,841
    40  Bongraine SA (Food)...............................      18,075      18,228
     7  Carbonique (LA) (Food)............................      14,976      14,919
    90  ECIA--Equip & Composapour (Automotive)............      11,338      10,550

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        FRANCE (CONTINUED)
   175  Cie Des Signaux SA (Services).....................  $    7,370  $    7,154
   150  Compagnie Fives--:Lillie (Machinery)..............      13,419      13,339
   220  De Dietrich et Compagnie (Machinery)..............       7,531       7,587
    18  Exacompta Clairef (Paper).........................       4,381       4,185
   100  Gascogne (Paper)..................................       8,414       8,064
    42  Manitou(Machinery)................................       4,354       4,305
   163  Publicis (Media)..................................      14,112      14,054
    37  Salins du Midi & Des Salines (Chemicals)..........       3,101       3,212
   480  Seita (Liquor & Tobacco)..........................      18,094      20,181
    25  Sliglos SA (Services).............................       2,088       2,117
   100  Societe Europeenne de Propulsion SA (Defense).....       9,763       9,687
                                                            ----------  ----------
                                                               150,622     151,452
                                                            ----------  ----------
        GERMANY--4.4%
    40  Aachener & Meunch Lebensvers (Insurance)..........      16,168      15,603
    30  Andreae-Noris Zahn AG (Drugs / Pharmaceuticals)...       10373       10267
    50  Baywa AG (Retail / Wholesale).....................       8,128       8,113
    30  Binding Brauerei (Liquor & Tobacco)...............      11,251      11,152
    50  DBV Holding AG (Insurance)........................      17,442      17,603
   300  Fag Kugelfischer Georg Schae (Machinery)..........       3,927       4,101
    40  Holsten Brauerei AG (Liquor & Tobacco)............       9,303       9,441
    30  Koelnische Rueckversicherungs (Insurance).........      23,209      22,619
    40  Oberland Glas AG (Constrruction Materials)........       8,062       7,841
    60  Rheinmetall Berlin AG (Machinery).................       8,190       8,064
   100  Ruetgers AG* (Chemicals)..........................      16,499      16,915
    20  Walter Bau AG (WTB) (Construction Materials)......       3,017       2,885
                                                            ----------  ----------
                                                               135,569     134,604
                                                            ----------  ----------
        HONG KONG--1.9%
20,000  CDL Hotels Intl (Travel / Entertainment)..........      10,779      10,733
 4,000  Lai Sun Garment International (Real Estate).......       5,490       5,483
Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        HONG KONG (CONTINUED)
 4,000  Lane Crawford International (Real Estate).........  $    6,930  $    7,086
18,000  Laws International Holdings Ltd. (Textiles).......       2,530       2,421
 4,000  New Asia Realty & Trust Co. (Real Estate).........      16,568      16,345
 6,000  Playmates ToyHolding (Household)..................       1,349       1,350
 2,000  Realty Development Corp. (Real Estate)............       7,528       8,224
   500  Wing Lung Bank Ltd. (Banking).....................       2,958       2,942
 2,000  Wing On Co., Intl Ltd. (Real Estate, Retail)......       2,133       2,121
                                                            ----------  ----------
                                                                56,265      56,705
                                                            ----------  ----------
        ITALY--1.9%
10,000  Comau Finanziaria (Financial Investment)..........      12,567      12,614
10,000  Costa Crociere Spa (Transportation)...............      12,953      13,107
40,000  Finmeccanica Spa* (Defense).......................      15,054      14,980
20,000  Snia Bpd (Chemicals)..............................      17,052      16,793
                                                            ----------  ----------
                                                                57,626      57,494
                                                            ----------  ----------
        JAPAN--24.4%
 4,000  Aichi Machine Industries (Automotive).............      26,295      25,858
 1,000  Amada Sonoike Co., Ltd. (Machinery)...............       5,917       6,060
 1,000  Asia Air Survey Co., Ltd. (Services)..............       9,681       9,697
 2,000  Bunka Shutter Co., Ltd. (Construction
          Materials)......................................      14,979      14,797
 1,000  Cemedine Co., Ltd. (Chemicals)....................       4,772       4,750
 3,000  Central Glass Co.* (Construction Materials).......      10,466      10,236
 1,000  Chubu Steel Plate Co., Ltd. (Metals)..............       6,015       5,791
 2,000  Coco's Japan Co., Ltd. (Travel / Entertainment)...      19,834      20,112
 2,000  Daido Hoxan Inc. (Chemicals)......................      12,604      12,534
 2,000  Daiichi Kyoken Co., Ltd. (Services)...............      17,187      16,431
 1,000  Daiki Aluminum Industries* (Metals)...............       4,479       4,220

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        JAPAN (CONTINUED)
 1,000  Denkyosha Co. (Retail / Wholesale)................  $    9,441  $    8,978
 1,000  Descente Limited (Household)......................       6,804       7,165
 1,000  Fuji Co., Ltd. (Real Estate)......................       7,454       7,192
 2,000  Godo Steel Ltd.* (Metals).........................      12,588      12,390
 2,000  Hamada Printing Press Co. (Machinery).............      12,909      12,929
 2,000  Haruyama Trading Co. (Retail / Wholesale).........      27,975      26,397
 2,000  Hitachi Pant Engineering (Building)...............      13,608      14,096
 1,000  Hosoda Corporation (Real Estate)..................       9,508       8,978
 3,000  Ichiyoshi Securities (Miscellaneous Finance)......      15,700      16,000
 1,000  Intec Inc. (Services).............................      14,927      14,725
 1,000  Jois Co., Ltd. (Retail / Wholesale)...............      11,885      11,852
 1,000  Juel Veriteohkubo (Retail / Wholesale)............       9,055       8,889
 1,000  Kaneko Seeds Co., Ltd. (Food).....................      11,611      11,403
 2,000  Kato Works Co., Ltd. (Machinery)..................      12,270      12,714
 2,000  Kimmon Manufacturing Co., Ltd. (Electronics)......      12,147      11,816
 1,000  Maeda Seisakusho Co. (Machinery)..................       8,219       7,811
 2,000  Matsumura -- Gumi Corp. (Building)................      10,001       9,930
 2,000  Metalart Corp. (Machinery)........................       7,389       7,237
 2,000  Nakamichi Leasing Co. (Banking)...................      15,273      14,886
 2,000  Nakayama Steel Works Ltd. (Metals)................      12,475      12,283
 2,000  Nittsu Mining Co., Ltd. (Metals)..................      17,901      18,855
 2,000  Nichiei Construction Co., Ltd. (Real Estate)......      18,631      18,496
 2,000  Nippon Chemi--Con Corp. (Electronics).............      12,786      13,019
 2,000  Nippon Columbia Co., Ltd.* (Media)................      12,604      12,391
 1,000  Nippon Konpo Unyu Soko (Transportation)...........       8,311       8,296
 2,000  Nippon Shinyaku Co., Ltd. (Drugs).................      18,631      17,957
 2,000  Ohmoto Gumi Co., Ltd. (Building)..................      30,718      30,168
 2,000  Recruit Cosmos Co. (Real Estate)..................      16,273      16,826
 2,000  Royal Hotel, Ltd. (Travel / Entertainment)........      16,090      15,623
Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        JAPAN (CONTINUED)
 2,000  Shibusawa Warehouse (Transportation)..............  $   12,366  $   12,354
 2,000  Shin Nikkei Co., Ltd. (Construction Materials)....      13,024      12,840
 1,000  Sodick Co., Ltd.* (Machinery).....................       9,271      10,415
 2,000  Sogo Co., Ltd.* (Retail / Wholesale)..............       8,512       8,799
 1,000  Sotetsu Rosen Co., Ltd. (Retail / Wholesale)......       8,101       7,677
 1,000  Sun Wave Corp. (Construction Materials)...........      12,421      12,211
 1,000  Tamron Co., Ltd. (Office Machinery)...............       7,222       7,183
 1,000  Tecmo, Ltd. (Travel / Entertainment)..............      12,817      13,019
 1,000  The Biwako Bank Ltd. (Banking)....................       5,028       4,938
 2,000  Toa Corp. (Electronics)...........................      15,922      15,802
 2,000  Toa Steel Co., Ltd.* (Metals).....................      10,156       9,912
 1,000  Toho Store Co., Ltd. (Retail / Wholesale).........       8,391       8,170
 1,000  Toko Inc. (Electronics)...........................       6,399       6,447
 2,000  Tokyo Rika Manufacturing Co. (Metals).............       9,864       9,517
 2,000  Tokyu Store Chain (Retail Wholesale)..............      15,985      16,664
 3,000  Towa Meccs Corp. (Travel / Entertainment).........       8,916       8,781
 2,000  Toyo Tire & Rubber* (Chemicals)...................       8,311       8,439
 2,000  Traveler Corp. (Retail / Wholesale)...............      23,655      23,883
 2,000  Tsurukame Corp. (Retail / Wholesale)..............      10,879      10,774
 1,000  U-Shin Ltd. (Automotive)..........................       8,051       8,233
 1,000  Wakita & Co. (Financial Investment)...............      13,647      13,378
                                                            ----------  ----------
                                                               754,351     749,224
                                                            ----------  ----------
        MALAYSIA--5.5%
 4,000  Austral Amalagamated Tin (Financial Investment)...       6,685       6,543
 4,000  Batu Kawan Berhad* (Chemicals)....................       8,633       8,777
 3,000  Cement Industries of Malaysia (Construction
          Materials)......................................       9,622       9,575
 3,000  Island & Penisular Berhad (Food)..................       9,056       9,874
 3,000  Kuala Sidim Berhad* (Food)........................       7,201       7,241

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        MALAYSIA (CONTINUED)
 3,000  Leisure Management Berhad (Travel /
          Entertainment)..................................  $    9,198  $    8,976
16,000  Malayan United Industries Berhad (Real Estate)....      12,389      12,128
 1,000  Malaysian Pacific Industries (Electronics)........       3,692       3,670
 4,000  Malaysian Plantation (Financial Investment).......       4,841       4,819
 1,000  Matsushita Electric Co. (Durables)................      10,006      10,174
 5,000  Mycom Berhad* (Real Estate).......................       6,254       6,024
 2,000  New Straits Times Press Berhad (Media)............      10,651      10,533
 3,000  Oriental Holdings Berhad (Retail / Wholesale).....      23,943      24,057
 4,000  Sapura Telecom (Electronics)......................       6,794       6,798
 3,000  Sime Uep Properties Berhad (Real Estate)..........       7,323       7,360
 8,000  TA Enterprise Berhad (Financial Investment).......      11,751      11,298
 8,000  Tan Chong Motor Berhad (Automotive)...............      13,922      13,405
 4,000  United Plantation Berhad (Food)...................       8,634       8,458
                                                            ----------  ----------
                                                               170,595     169,710
                                                            ----------  ----------
        NETHERLANDS--3.7%
   180  Cap Volmac Group (Services).......................       4,262       4,261
   650  Gist--Brocade--CVA (Drugs / Pharmaceuticals)......      19,579      20,440
   230  Konin Bijenkorf Beheer (Retail / Wholesale).......      17,592      17,745
   550  Koninklijke Hoogoven CVA (Metals).................      19,621      19,706
   570  Stork NV (Building)...............................      17,708      17,524
   730  Vib NV (Real Estate)..............................      18,324      18,134
   300  Wereldhave NV (Real Estate).......................      17,347      17,096
                                                            ----------  ----------
                                                               114,433     114,906
                                                            ----------  ----------
        NORWAY--1.8%
   800  Aker ASA -- Class A (Construction Materials)......      16,609      16,304
   700  Norske Skogindustrie ASA (Paper)..................      19,413      18,411
 3,700  Uni-Storebrand ASA* (Insurance)...................      20,748      19,975
                                                            ----------  ----------
                                                                56,770      54,690
                                                            ----------  ----------
Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        NEW ZEALAND--0.2%
 1,400  Independent News Ltd. (Media).....................  $    5,544  $    5,522
                                                            ----------  ----------
        SINGAPORE--1.9%
 2,000  Focal Finance Ltd. (Banking)......................       3,679       3,607
 3,000  GP Batteries International Ltd. (Machinery).......       8,770       8,670
 3,000  Hong Leong Finance (Banking)......................      10,357       9,758
 3,000  Intraco Ltd. (Retail / Wholesale).................       4,641       4,581
 7,000  Malayan Credit Ltd. (Real Estate).................      10,820      10,787
 2,000  Singapore Business Service (Media)................      11,317      10,368
 3,000  Singapore Tech Industries (Services)..............       7,005       7,116
 4,000  ST. Computer Systems & Service (Services).........       2,864       2,841
                                                            ----------  ----------
                                                                59,453      57,728
                                                            ----------  ----------
        SPAIN--1.3%
   500  Banco Pastor SA (Banking).........................      29,167      29,594
 3,000  Sarrio SA (Paper).................................      10,344       9,976
                                                            ----------  ----------
                                                                39,511      39,570
                                                            ----------  ----------
        SWEDEN--3.3%
 2,000  Avesta-Sheffield(Metals)..........................      20,653      20,833
   700  Cardo AB (Machinery)..............................      16,175      15,534
   900  Celsius AB-- Class B (Defense)....................      11,546      11,549
   800  Esselte AB-- Class A (Retail / Wholesale).........      17,153      17,452
   100  Marieberg Tidnings AB--Class A (Media)............       2,455       2,566
   900  Perstorp AB-- Class B (Chemicals).................      15,048      15,353
   500  Ratos, Forvaltnin AB--Class B (Retail /
          Wholesale)......................................      13,561      13,398
   300  Svedala Industries(Machinery).....................       5,394       5,208
                                                            ----------  ----------
                                                               101,985     101,893
                                                            ----------  ----------
        SWITZERLAND--2.9%
    20  Ascom Holding AG (Telephone)......................      20,755      20,740
    20  Bucher Holding AG--Class B (Machinery)............      15,258      14,997
   100  Logitech International (Computers)................      10,367      10,290
    20  Schindler Holding AG (Machinery)..................      18,988      19,144
    30  Swissair* (Airlines)..............................      25,364      24,673
                                                            ----------  ----------
                                                                90,732      89,844
                                                            ----------  ----------

BARR ROSENBERG SERIES TRUST

INTERNATIONAL SMALL CAPITALIZATION SERIES

PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        UNITED KINGDOM--11.3%
   300  600 Group Plc. (Machinery)........................  $   12,035  $   12,030
 2,000  Acatos & Hutcheson (Food).........................       7,968       7,786
 4,000  Amec(Construction Materials)......................       6,577       6,566
 1,000  Amersham International (Drugs /
          Pharmaceuticals)................................      16,409      16,228
 3,000  Anglican Group(Construction Materials)............      10,081       9,826
 5,000  Bibby (J.) & Sons Plc. (Retail / Wholesale).......      10,030       9,927
 3,000  Bladgen Industries (Machinery)....................       9,218       9,193
 5,000  Bullough Plc. (Machinery).........................       6,299       5,589
 4,000  C.E. Health Plc. (Real Estate)....................       5,410       4,909
 3,000  Cape Plc. (Construction Materials)................       7,441       7,152
 9,000  Chloride Group Plc. (Electronics).................       4,901       4,819
 4,000  Exco(Banking).....................................       4,473       4,440
 4,000  Haden Maclellan HD (Machinery)....................       6,166       6,191
 3,000  Hogg Robinson Plc (Transportation)................      12,235      11,960
 9,000  Howden Group Plc. (Machinery).....................      10,437       9,990
 8,000  Iceland Group Plc. (Retail / Wholesale)...........      11,032      10,819
 3,000  Lex Service Plc. (Retail / Wholesale).............      17,488      17,190
 3,000  London Forfaiting Co. (Banking)...................      13,936      13,883
 8,000  London Merchant Securities Plc. (Real Estate).....      12,411      12,007
Shares                                                         Cost       Value
------                                                      ----------  ----------
        COMMON STOCK (CONTINUED)
        UNITED KINGDOM (CONTINUED)
 2,000  Macro 4 Plc. (Services)...........................  $   16,104  $   15,478
 2,000  Manders Plc. (Chemicals)..........................       6,644       6,410
 3,000  Marston Thompson & Evershed (Liquor & Tobacco)....      14,012      13,883
 3,000  Matthews (Bernard) (Food).........................       5,572       5,487
 6,700  Mowlem (John) & Co. Plc. (Building)...............       9,772       9,846
 3,000  Nestor--BNA Plc. (Services).......................       5,312       5,347
 4,000  Perkins Foods Plc. (Retail / Wholesale)...........       5,328       5,284
26,000  Premier Oil Plc. (Oil)............................      11,701      11,788
 3,000  Scholl Plc. (Electronics).........................      12,597      12,077
 3,000  Sema Group Plc. (Services)........................      37,563      38,061
 4,000  Takare Plc. (Health)..............................       9,214       8,974
 3,000  Wagon Industrial Holdings (Machinery).............      14,456      14,235
 2,000  Wolverhampton & Dudley Breweries Plc. (Liquor &
          Tobacco)........................................      19,580      19,437
                                                            ----------  ----------
                                                               352,402     346,812
                                                            ----------  ----------
        TOTAL COMMON STOCK (IDENTIFIED
          COST $2,491,288)--80.8%.........................  $2,491,288   2,478,216
                                                            ----------  ----------
                                                            ----------  ----------
        ASSETS LESS LIABLITIES--19.2%.....................                 589,348
                                                                        ----------
        TOTAL NET ASSETS--100.0%..........................              $3,067,564
                                                                        ----------
                                                                        ----------

* Non income producing security

BARR ROSENBERG SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         INTERNATIONAL
                                                                         U.S. SMALL                          SMALL
                                                                        CAPITALIZATION                  CAPITALIZATION
                                                                           SERIES      JAPAN SERIES         SERIES
                                                                        -------------  -------------  -------------------
ASSETS
Investment at value (cost $43,752,977, $1,263,390 and $2,491,288,
  respectively).......................................................   $56,414,091    $ 1,287,480      $   2,478,216
Short-term obligations................................................     1,345,000             --                 --
Foreign currency, at value (cost $28,271 and $1,160,363)..............            --         28,135          1,157,359
Cash..................................................................       146,244             37            578,276
Receivable for investments sold.......................................     1,798,328         22,111                 --
Receivable from manager...............................................            --         34,896             22,686
Dividends and interest receivable.....................................        39,071          3,049              1,244
Collateral for securities loaned, at value............................     3,241,500             --                 --
                                                                        -------------  -------------        ----------
    Total assets......................................................    62,984,234      1,375,708          4,237,781
                                                                        -------------  -------------        ----------
LIABILITIES
Payable for investments purchased.....................................       239,548         12,670          1,146,786
Payable for shares repurchased........................................     2,215,000             --                 --
Accrued:
  Advisory fee........................................................         6,150          6,425                497
  Audit/tax fee.......................................................        14,000          5,000              2,292
  Custodian fee.......................................................         9,588          4,250              1,042
  Legal fees..........................................................        10,526            240                333
  Trustees' fee.......................................................         1,500          1,500                611
  Other accrued expenses..............................................        38,736         14,043             18,656
Collateral on securities loaned, at value.............................     3,241,500             --                 --
                                                                        -------------  -------------        ----------
    Total liabilities.................................................     5,776,548         44,128          1,170,217
                                                                        -------------  -------------        ----------
NET ASSETS............................................................    57,207,686      1,331,580          3,067,564
                                                                        -------------  -------------        ----------
                                                                        -------------  -------------        ----------
Shares of beneficial interest outstanding (unlimited number
  authorized) ........................................................     6,849,209        158,552            306,128
                                                                        -------------  -------------        ----------
                                                                        -------------  -------------        ----------
Net asset value per share.............................................   $      8.35    $      8.40      $       10.02
                                                                        -------------  -------------        ----------
                                                                        -------------  -------------        ----------
COMPOSITION OF NET ASSETS:
Paid-in capital.......................................................   $34,342,451    $ 1,671,258      $   3,077,575
Undistributed net investment income (distributions in excess of net
  investment income)..................................................       426,181          2,037                499
Accumulated net realized gains (loss) on investments, futures and
  foreign currency transactions.......................................     9,777,940       (365,669)             5,566
Net unrealized appreciation (depreciation) on investments and futures
  contracts...........................................................    12,661,114         24,090            (13,072)
Net unrealized depreciation on foreign currency.......................            --           (136)            (3,004)
                                                                        -------------  -------------        ----------
NET ASSETS............................................................   $57,207,686    $ 1,331,580      $   3,067,564
                                                                        -------------  -------------        ----------
                                                                        -------------  -------------        ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         U.S. SMALL                   INTERNATIONAL SMALL
                                                                        CAPITALIZATION                  CAPITALIZATION
                                                                           SERIES      JAPAN SERIES         SERIES*
                                                                        -------------  -------------  -------------------
Investment Income
  Dividends (net of foreign taxes of $0, $604, and $186,
    respectively).....................................................   $   396,895    $     3,424        $   1,244
  Interest............................................................         6,180             30               --
  Security lending fee income, net of related expenses................        13,096             --               --
  Miscellaneous income................................................         3,396             --               --
                                                                        -------------  -------------        --------
    Total income......................................................       419,567          3,454            1,244
                                                                        -------------  -------------        --------
Expenses
  Advisory fee........................................................       246,425          6,425              497
  Audit/tax fees......................................................        14,000          5,000            2,292
  Custodian fees......................................................        38,993         18,086            1,042
  Registration fees...................................................        31,879         31,899            3,913
  Legal fees..........................................................        15,807            348              333
  Trustees' fee.......................................................        30,140         12,860              611
  Miscellaneous expenses..............................................        74,088         26,640           14,906
                                                                        -------------  -------------        --------
    Total expenses before waivers/reimbursements......................       451,332        101,258           23,594
    Less expenses waived/reimbursed...................................      (158,161)       (93,277)         (22,849)
                                                                        -------------  -------------        --------
    Net expenses......................................................       293,171          7,981              745
                                                                        -------------  -------------        --------
Net investment income (loss)..........................................       126,396         (4,527)             499
                                                                        -------------  -------------        --------
Net realized and unrealized gain (loss) on investments, futures and foreign currency
Net realized gain (loss) on:
  Investments.........................................................     5,812,042         29,411               --
  Closed futures contracts............................................            --        (12,635)              --
  Foreign currency transactions.......................................            --        (19,224)           5,566
Net change in unrealized appreciation (depreciation) on:
  Investments.........................................................      (276,364)       (51,776)         (13,072)
  Open futures contracts..............................................            --             --               --
  Foreign currency....................................................            --             15           (3,004)
                                                                        -------------  -------------        --------
    Net realized and unrealized gain (loss) on investments, futures
      and foreign currency............................................     5,535,678        (54,209)         (10,510)
                                                                        -------------  -------------        --------
Net increase (decrease) in net assets resulting from operations.......   $ 5,662,074    $   (58,736)       $ (10,011)
                                                                        -------------  -------------        --------
                                                                        -------------  -------------        --------

--------------

* Commencement of operations September 23, 1996

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    U.S. SMALL CAPITALIZATION SERIES
                                                                               ------------------------------------------
                                                                                 SIX MONTHS
                                                                                   ENDED          YEAR ENDED MARCH 31,
                                                                               SEPTEMBER 30,   --------------------------
                                                                                    1996           1996          1995
                                                                               --------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss).............................................   $    126,376   $    299,665  $    324,509
    Net realized gain (loss) on investments and closed futures contracts.....      5,812,042     16,565,303     4,831,958
    Net realized gain (loss) on foreign currency transactions................             --             --            --
    Net change in unrealized appreciation on investments and open futures
      contracts..............................................................       (276,364)     2,415,710     1,170,368
    Net change in unrealized depreciation on foreign currency................             --             --            --
                                                                               --------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations..............      5,662,074     19,280,678     6,326,835
                                                                               --------------  ------------  ------------
Distributions to shareholders from:
  Net investment income......................................................             --        (68,162)     (575,600)
  In excess of net investment income.........................................             --             --            --
  Net realized gain on investments...........................................             --    (13,123,399)   (7,601,631)
                                                                               --------------  ------------  ------------
    Net decrease in net assets resulting from distributions..................              0    (13,191,561)   (8,177,231)
                                                                               --------------  ------------  ------------
Share transactions:
  Proceeds from shares sold..................................................        365,051        866,628     2,439,880
  Capital contribution.......................................................             --             --            --
  Issued on reinvestment of distributions....................................             --     12,388,255     7,180,752
  Cost of shares redeemed....................................................     (8,864,961)   (16,207,993)   (3,360,851)
                                                                               --------------  ------------  ------------
Net increase (decrease) in net assets resulting from share transactions......     (8,499,910)    (2,953,110)    6,259,781
                                                                               --------------  ------------  ------------
Total increase (decrease) in net assets......................................     (2,837,836)     3,136,007     4,409,385
Net assets:
  Beginning of period........................................................     60,045,522     56,909,515    52,500,130
                                                                               --------------  ------------  ------------
  End of period (including undistributed net investment income (distributions in excess of net investment income) of $126,376, $299,665 and $99,620,
    respectively)............................................................   $ 57,207,686   $ 60,045,522  $ 56,909,515
                                                                               --------------  ------------  ------------
                                                                               --------------  ------------  ------------
Share transactions:
  Sold.......................................................................         50,325        117,734       342,062
  Capital contribution.......................................................             --             --            --
  Issued upon reinvestment of distributions..................................             --      1,744,825     1,129,049
  Redeemed...................................................................     (1,103,324)    (2,124,487)     (437,819)
                                                                               --------------  ------------  ------------
    Net increase (decrease) in shares outstanding............................     (1,052,999)      (261,928)    1,033,292
Fund shares:
  Beginning of period........................................................      7,902,208      8,164,136     7,130,844
                                                                               --------------  ------------  ------------
  End of period..............................................................      6,849,209      7,902,208     8,164,136
                                                                               --------------  ------------  ------------
                                                                               --------------  ------------  ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                                                                                                            INTERNATIONAL
                                                                                                                SMALL
                                                                                                            CAPITALIZATION
                                                                                JAPAN SERIES                   SERIES*
                                                                  ----------------------------------------  --------------
                                                                    SIX MONTHS                                SIX MONTHS
                                                                      ENDED         YEAR ENDED MARCH 31,        ENDED
                                                                  SEPTEMBER 30,   ------------------------  SEPTEMBER 30,
                                                                       1996          1996         1995           1996
                                                                  --------------  -----------  -----------  --------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss)................................   $     (4,527)  $    (2,960) $    (3,232)  $        499
    Net realized gain (loss) on investments and closed futures
      contracts.................................................         16,776        (4,977)      66,766             --
    Net realized gain (loss) on foreign currency transactions...        (19,224)       (2,537)       3,355          5,566
    Net change in unrealized appreciation on investments and
      open futures contracts....................................        (51,776)        3,105       45,132        (13,072)
    Net change in unrealized depreciation on foreign currency...             15          (961)        (270)        (3,004)
                                                                  --------------  -----------  -----------  --------------
Net increase (decrease) in net assets resulting from
 operations.....................................................        (58,736)      (18,330)     111,751        (10,011)
                                                                  --------------  -----------  -----------  --------------
Distributions to shareholders from:
  Net investment income.........................................             --            --           --             --
  In excess of net investment income............................             --       (12,014)      (2,850)            --
  Net realized gain on investments..............................             --            --           --             --
                                                                  --------------  -----------  -----------  --------------
    Net decrease in net assets resulting from distributions.....              0       (12,014)      (2,850)             0
                                                                  --------------  -----------  -----------  --------------
Share transactions:
  Proceeds from shares sold.....................................             --            --           --      3,077,575
  Capital contribution..........................................         11,944        12,065       15,114             --
  Issued on reinvestment of distributions.......................             --        12,014        2,850             --
  Cost of shares redeemed.......................................             --            --           --             --
                                                                  --------------  -----------  -----------  --------------
Net increase (decrease) in net assets resulting from share
 transactions...................................................         11,944        24,079       17,964      3,077,575
                                                                  --------------  -----------  -----------  --------------
Total increase (decrease) in net assets.........................        (46,792)       (6,265)     126,865      3,067,564
Net assets:
  Beginning of period...........................................      1,378,372     1,384,637    1,257,772              0
                                                                  --------------  -----------  -----------  --------------
  End of period (including undistributed net investment income
    (distributions in excess of net investment income) of
    $299,665, $99,620, $6,565 and $12,012, respectively)........   $  1,331,580   $ 1,378,372  $ 1,384,637   $  3,067,564
                                                                  --------------  -----------  -----------  --------------
                                                                  --------------  -----------  -----------  --------------
Share transactions:
  Sold..........................................................             --            --           --        306,128
  Capital contribution..........................................          1,324         1,341        1,741             --
  Issued upon reinvestment of distributions.....................             --         1,405          331             --
  Redeemed......................................................             --            --           --             --
                                                                  --------------  -----------  -----------  --------------
    Net increase (decrease) in shares outstanding...............          1,324         2,746        2,072        306,128
Fund shares:
  Beginning of period...........................................        157,228       154,482      152,410              0
                                                                  --------------  -----------  -----------  --------------
  End of period.................................................        158,552       157,228      154,482        306,128
                                                                  --------------  -----------  -----------  --------------
                                                                  --------------  -----------  -----------  --------------

--------------

* Commencement of operations on September 23, 1996

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Rosenberg Series Trust (the "Trust") is an open-end diversified management investment company offering three portfolios. U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series, (the "Funds") or individually (the "Fund") with differing objectives and strategies. The Trust was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

    SECURITY VALUATION

    Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the close of each business day. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

    Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    FOREIGN CURRENCY TRANSACTIONS

    All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

    EXPENSES

    Expenses specific to an individual Fund are charged to that Fund. Common expenses are allocated to each Fund based on their comparative net asset values.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

    DISTRIBUTIONS

    Distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

    OTHER

    The Japan Series pursues its objectives by investing in Japanese securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

    The Japan Series may purchase futures contracts on the Tokyo Stock Price Index ("TOPIX") or the NIKKEI 225 Index ("NIKKEI") to manage its exposure to the Tokyo Stock Exchange. Buying futures tends to increase the Fund's exposure to the underlying instrument. The use of futures contracts involves certain risks, which include (1) the imperfect correlation between the price movement of the contracts and the underlying securities, or (2) the inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities. Futures contracts (secured by securities deposited with brokers as "initial margin") are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains and losses in the Statement of Operations. See Note 9 for all open future contracts held as of September 30, 1996.

    NOTE 2 -- MANAGEMENT FEE. Rosenberg Institutional Equity Management (the "Manager") provides advisory and management services to the Funds under separate management contracts.

    Compensation of the Manager for the U.S. Small Capitalization Series is payable quarterly at the annual rate of .90% of the Fund's average daily net assets. The Manager has agreed with the U.S. Small Capitalization Series to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding the Shareholder Service Fee, the Distribution Fee, brokerage commissions and transfer taxes) to 1.15% of the Fund's average daily net assets.

    Compensation of the Manager for the Japan Series and the International Small Capitalization Series is payable quarterly at the annual rate of 1.00% of the Fund's average daily net assets. The Manager has agreed with the Japan Series and the International Small Capitalization Series to reduce its fee until further notice to the extent necessary to limit the Funds' annual expenses (including the management fee but excluding the Shareholder Service Fee, the Distribution Fee, brokerage commissions and transfer taxes) to 1.50% of the Fund's average daily net assets.

    During the six months, the Manager, who is also the sole shareholder in the Japan Series, made a capital contribution of $11,944 in return for 1,334 shares of the fund. This contribution represented the forgiveness of the reimbursements owed by the fund to the Manager at March 31, 1996.

    NOTE 3 -- FEDERAL TAXATION. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
investments, to its shareholders. Therefore, no provision is made for federal income taxes. As of March 31, 1996, the Japan Series had a capital loss carryover of approximately $368,407 available to offset future realized capital gains, of which $262,527, $69,379, $15,997 and $20,504 will expire on March 31,
2000, March 31, 2001, March 31, 2002, and March 31, 2004, respectively. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1, 1995 and the end of its fiscal year. The Japan Series has elected to defer to its fiscal year ending March 31, 1997 approximately $9,032 of losses occurring during the period November 1, 1995 to March 31, 1996.

    For federal tax purposes at September 30, 1996 the amounts of unrealized appreciation/depreciation and the cost of portfolio securities were as follows:

                                                               UNREALIZED     UNREALIZED    NET UNREALIZED      COST OF
                                                              APPRECIATION   DEPRECIATION    APPRECIATION     SECURITIES
                                                              -------------  -------------  ---------------  -------------
U.S. Small Capitalization Series............................  $  14,756,016   $ 2,094,902    $  12,661,114   $  43,752,977
Japan Series................................................  $     102,257   $    78,167    $      24,090   $   1,263,380
International Small Capitalization Series...................  $      20,922   $   (33,994)   $     (13,072)  $   2,491,288

    NOTE 4 -- SECURITY PURCHASES AND SALES. For the period ended September 30, 1996 (excluding short term securities and foreign currency):

                                                                                      PURCHASES OF
                                                                                        PORTFOLIO       SALES OF PORTFOLIO
                                                                                       SECURITIES           SECURITIES
                                                                                   -------------------  -------------------
U.S. Small Capitalization Series.................................................    $    13,926,005      $    22,585,565
Japan Series.....................................................................    $       340,780      $       348,030
International Small Capitalization Series........................................    $     2,491,288      $             0

    NOTE 5 -- PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at September 30, 1996 held the following aggregate percentages of the respective Fund's shares:

FUND                                                                                  % OF FUND'S SHARES
----------------------------------------------------------------------------------  -----------------------
U.S. Small Capitalization.........................................................                79%
Japan.............................................................................               100%
International Small Capitalization................................................                90%

    NOTE 6 -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual Trustee's fee of $23,000 plus a $2,500 meeting fee for each Trustee meeting attended for each Fund in the series.

    NOTE 7 -- SALES AND REDEMPTIONS OF SHARES. The U.S. Small Capitalization Series, the Japan Series and the International Small Capitalization Series charge a purchase premium equal to .25%, .50% and .50%, respectively, of the net asset value of the shares purchased. The premium on redemptions is .25% for the U.S. Small Capitalization Series and .50% for the Japan Series and the International Small Capitalization Series. All purchase and redemption premiums are paid to and retained by the relevant Fund. For the year ended March 31, 1996, and for the six months ended September 30, 1996, total purchase premiums retained by the U.S. Small Capitalization Series were approximately $2,161 and $806, respectively. For the year ended March 31, 1996, and for the six months ended September 30, 1996 total redemption premiums retained by the U.S. Small Capitalization Series were approximately $35,608 and $22,111, respectively. For the six months ended September 30, 1996 total purchase premiums

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------
retained by the International Small Capitalization Series were approximately $15,388. Purchase premiums are added to proceeds from shares sold and redemption premiums netted against cost of shares redeemed for financial statement presentation purposes. Purchase and redemption premiums are not charged on in-kind transactions and reinvested distributions or dividends.

    NOTE 8 -- SECURITY LENDING PROGRAM. Under the Security Lending Program for the six months ended September 30, 1996, securities held by the U.S. Small Capitalization Series were loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

    At September 30, 1996, the value of securities loaned amounted to $2,906,749 against which cash collateral of $3,241,500 was held. Cash provided is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

    NOTE 9 -- LINE OF CREDIT. A line of credit in the amount of $250,000 has been established by the custodian for the purposes of foreign exchange contracts on behalf of the Japan Series. The maximum daily settlement amount under the line of credit is $125,000.

BARR ROSENBERG SERIES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                             U.S. SMALL CAPITALIZATION SERIES
                                          ----------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                        YEAR ENDED MARCH 31,
                                          SEPTEMBER 30,   ------------------------------------------------------
                                               1996         1996       1995       1994       1993        1992
                                          --------------  ---------  ---------  ---------  ---------  ----------
Net asset value at beginning of period..    $     7.60    $    6.97  $    7.36  $   12.33  $   12.04  $    10.74
                                               -------    ---------  ---------  ---------  ---------  ----------
Income (loss) from investment operations
    Net investment income (loss)*.......           .02          .03        .01        .08        .13         .11
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency..........................           .73         2.34        .78       1.28       2.31        1.53
                                               -------    ---------  ---------  ---------  ---------  ----------
    Total investment operations.........           .75         2.37        .79       1.36       2.44        1.64
                                               -------    ---------  ---------  ---------  ---------  ----------
Distributions to shareholders from:
    Net investment income...............            --         (.01)      (.08)      (.14)      (.10)       (.08)
    In excess of net investment
      income............................            --           --         --         --         --          --
    Net realized gain on investments....            --        (1.73)     (1.10)     (6.19)     (2.05)       (.26)
                                               -------    ---------  ---------  ---------  ---------  ----------
                                            $     0.00    $   (1.74) $   (1.18) $   (6.33) $   (2.15) $     (.34)
                                               -------    ---------  ---------  ---------  ---------  ----------
Net asset value at end of period........    $     8.35    $    7.60  $    6.97  $    7.36  $   12.33  $    12.04
                                               -------    ---------  ---------  ---------  ---------  ----------
                                               -------    ---------  ---------  ---------  ---------  ----------
Total return**..........................          9.90%       35.69%     12.21%     12.83%     22.51%      15.79%
Net assets, end of period (000).........    $   57,208    $  60,046  $  56,910  $  52,500  $  69,458  $  119,343
Ratio of net expenses to average daily
  net assets............................           .98%         .90%       .90%       .90%       .90%        .90%
Ratio of net expenses to average daily
  net assets before reimbursement.......          1.51%        1.15%      1.17%      1.14%      1.03%        .94%
Ratio of net investment income (loss) to
  average daily net assets..............           .21%         .47%       .60%       .60%       .59%        .66%
Portfolio turnover rate.................         38.53%       71.87%     57.27%     59.61%     32.61%      59.04%

--------------

 * For the six months ended September 30, 1996, net of fees and expenses waived or borne by the Manager which amounted to $.02, $.02, $.01, $.05 and $.01 per share.

** Total return would have been lower had certain fees and expenses not been waived.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                                                                                 JAPAN SERIES
                                                 -----------------------------------------------------------------------------
                                                   SIX MONTHS                         YEAR ENDED MARCH 31,
                                                 ENDED SEPTEMBER  ------------------------------------------------------------
                                                    30, 1996        1996        1995         1994         1993         1992
                                                 ---------------  ---------   ---------    ---------    ---------    ---------
Net asset value at beginning of period.........     $    8.77     $    8.96   $    8.25    $    6.94    $    6.15    $    7.87
                                                       ------     ---------   ---------    ---------    ---------    ---------
Income (loss) from investment operations
    Net investment income (loss)*..............          (.03)          .04         .10         (.01)         .02          .04
    Net realized and unrealized gain (loss) on
      investments and foreign currency.........          (.34)         (.15)        .63         1.41          .84        (1.69)
                                                       ------     ---------   ---------    ---------    ---------    ---------
    Total investment operations................          (.37)         (.11)       0.73         1.40          .86        (1.65)
                                                       ------     ---------   ---------    ---------    ---------    ---------
Distributions to shareholders from:
    Net investment income......................            --            --          --           --         (.07)        (.07)
    In excess of net investment income.........            --          (.08)       (.02)        (.09)          --           --
    Net realized gain on investments...........            --            --          --           --           --           --
                                                       ------     ---------   ---------    ---------    ---------    ---------
                                                    $    (.00)    $    (.08)  $    (.02)   $    (.09)   $    (.07)   $    (.07)
                                                       ------     ---------   ---------    ---------    ---------    ---------
Net asset value at end of period...............     $    8.40     $    8.77   $    8.96    $    8.25    $    6.94    $    6.15
                                                       ------     ---------   ---------    ---------    ---------    ---------
                                                       ------     ---------   ---------    ---------    ---------    ---------
Total return**.................................          (4.2)%        (1.2)%      8.86%       20.35%       14.24%      (21.09)%
Net assets, end of period (000)................     $   1,332     $   1,378   $   1,385    $   1,258    $   1,044    $     915
Ratio of net expenses to average daily net
  assets.......................................          1.15%         1.00%       1.00%        1.00%         .70%         .59%
Ratio of net expenses to average daily net
  assets before reimbursement..................         14.57%         7.16%       7.02%        7.63%       10.70%        8.56%
Ratio of net investment income (loss) to
  average daily net assets.....................          (.33)%        (.22)%      (.20)%       (.26)%        .37%         .20%
Portfolio turnover rate........................         25.18%        60.60%      57.10%       74.60%      162.10%       53.13%

--------------

 * For the six months ended September 30, 1996, net of fees and expenses waived or borne by the Manager which amounted to $.59, $.38, $.67, $.49, $.59 and $1.64 per share.

** Total return would have been lower had certain fees and expenses not been waived.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                                           INTERNATIONAL SMALL CAPITALIZATION SERIES*
-------------------------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                        SEPTEMBER 30,
                                                                            1996
                                                                        -------------
Net asset value at beginning of period................................      $10.00
                                                                            ------
Income (loss) from investment operations
    Net investment income (loss)+.....................................          --
    Net realized and unrealized gain (loss) on investments and foreign
     currency.........................................................         .02
                                                                            ------
    Total investment operations.......................................         .02
                                                                            ------
Distributions to shareholders from:
    Net investment income.............................................          --
    In excess of net investment income................................          --
    Net realized gain on investments..................................          --
                                                                            ------
                                                                            $ (.00)
                                                                            ------
Net asset value at end of period......................................      $10.02
                                                                            ------
                                                                            ------
Total return**........................................................        0.20%
Net assets, end of period (000).......................................      $3,068
Ratio of net expenses to average daily net assets.....................        1.50%
Ratio of net expenses to average daily net assets before
  reimbursement.......................................................        4.72%
Ratio of net investment income (loss) to average daily net assets.....        1.00%
Portfolio turnover rate...............................................           0%

--------------

 + For the six months ended September 30, 1996, net of fees and expenses waived or borne by the Manager which amounted to $.07.

 * Commencement of operations on September 23, 1996.

** Total return would have been lower had certain fees and expenses not been waived.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST

Manager
Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563

Administrator, Transfer and
Dividend Disbursing Agent
Furman Selz LLC
230 Park Avenue
New York, NY 10169

Distributor
Barr Rosenberg Funds Distributor, Inc.
230 Park Avenue
New York, NY 10169

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

                     --------------------------------------

                          BARR ROSENBERG SERIES TRUST

                        --------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES

                               SEMI-ANNUAL REPORT

                           -------------------------

                               SEPTEMBER 30, 1996

                           -------------------------